Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2021	2,919,191
Balance at Dec. 31, 2021	$ 29,192	$ 67,963,707	$ 10,930,482	$ 78,923,381	$ 0	$ 78,923,381
Net income	$ 0	0	33,542,671	33,542,671	0	33,542,671
Issuance of shares sold at the market (ATM), net of issuance costs (in shares)	65,130
Issuance of shares sold at the market (ATM), net of issuance costs	$ 651	2,684,951	0	2,685,602	0	$ 2,685,602
Repurchase and cancelation of common shares (in shares)	(140,301)					(140,301)
Repurchase and cancelation of common shares	$ (1,403)	(1,997,859)	0	(1,999,262)	0	$ (1,999,262)
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	58,600
Issuance of restricted shares for stock incentive award and share-based compensation	$ 586	788,139	0	788,725	0	788,725
Balance (in shares) at Dec. 31, 2022	2,902,620
Balance at Dec. 31, 2022	$ 29,026	69,438,938	44,473,153	113,941,117	0	113,941,117
Net income	$ 0	0	(2,908,904)	(2,908,904)	(374,068)	$ (3,282,972)
Repurchase and cancelation of common shares (in shares)	(129,303)					(129,303)
Repurchase and cancelation of common shares	$ (1,293)	(2,029,277)	0	(2,030,570)	0	$ (2,030,570)
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	59,100
Issuance of restricted shares for stock incentive award and share-based compensation	$ 591	797,393	0	797,984	0	797,984
Capital contributions made by non-controlling shareholders	0	0	0	0	10,140,000	10,140,000
Offering expenses paid	$ 0	(137,330)	0	(137,330)	0	(137,330)
Balance (in shares) at Dec. 31, 2023	2,832,417
Balance at Dec. 31, 2023	$ 28,324	68,069,724	41,564,249	109,662,297	9,765,932	119,428,229
Net income	$ 0	0	(12,605,874)	(12,605,874)	(911,370)	$ (13,517,244)
Repurchase and cancelation of common shares (in shares)	(65,070)					(65,070)
Repurchase and cancelation of common shares	$ (651)	(1,271,976)	0	(1,272,627)	0	$ (1,272,627)
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	60,100
Issuance of restricted shares for stock incentive award and share-based compensation	$ 601	953,486	0	954,087	0	954,087
Shares forfeited (in shares)	(750)
Shares forfeited	$ (8)	8	0	0	0	0
Balance (in shares) at Dec. 31, 2024	2,826,697
Balance at Dec. 31, 2024	$ 28,266	$ 67,751,242	$ 28,958,375	$ 96,737,883	$ 8,854,562	$ 105,592,445